INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets acquired, cash paid		$ 21,074	$ 6,815	$ 6,922
Net book value of assets with finite useful lives		11,525	9,129
Acquisition of intangible assets and capitalized software developments		32,960	8,792	$ 8,958
Freebets.com
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets acquired	$ 40,535
Intangible assets acquired, cash paid		30,603
Intangible assets acquired, increase due to change in estimates		3,164
Carrying amount | Mobile Apps
Disclosure of intangible assets with indefinite useful life [line items]
Net book value of assets with finite useful lives		$ 6,470	$ 6,867